ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2021 (per currency)				At
Items	12/31/2021	Dollar	Euro	Real	Others	12/31/2020
ASSETS
Cash and Due from Banks	21,475,944	20,240,942	922,100	17,217	295,685	30,789,452
Government and corporate securities at fair value with changes in results	777,457	777,457	-	-	-	2,786,763
Derivatives	7,367	7,367	-	-	-	798
Other financial assets	711,238	711,114	124	-	-	1,711,669
Loans and other financing	15,428,720	15,427,520	855	-	345	22,976,589
Other Debt Securities	3,732,301	3,732,301	-	-	-	7,246,202
Financial assets in guarantee	1,087,132	1,087,132	-	-	-	791,754
Other non-financial assets	121,312	121,312	-	-	-	363,375
TOTAL ASSETS	43,341,471	42,105,145	923,079	17,217	296,030	66,666,602

LIABILITIES
Deposits	28,823,051	28,348,565	474,486	—	—	38,036,395
Non-financial public sector	1,114,042	1,113,873	169	-	-	1,363,730
Financial sector	221	221	-	-	-	3,105
Non-financial private sector and foreign residents	27,708,788	27,234,471	474,317	-	-	36,669,560
Liabilities at fair value with changes in results	688,912	688,912	-	-	-	—
Other financial liabilities	2,582,008	2,193,275	380,815	15	7,903	3,589,592
Financing received from the Argentine Central Bank and other financial entities	5,135,292	5,135,292	-	-	-	7,849,164
Unsubordinated debt securities	—	-	-	-	—	3,325,030
Subordinated debt securities	—	-	-	-	-	1,721,441
Other non-financial liabilities	369,662	369,661	-	-	1	573,600
TOTAL LIABILITIES	37,598,925	36,735,705	855,301	15	7,904	55,095,222

NET POSITION	5,742,546	5,369,440	67,778	17,202	288,126	11,571,380